Summary of Significant Accounting Policies - Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,180,898		¥ 2,834,962	¥ 653,859	$ 185,309
Restricted cash			170	34,843
Prepaid expenses and other current assets	161,826		211,448		25,394
Total current assets	1,342,724		3,046,580		210,703
Property and equipment, net	69,811		105,223		10,955
Right-of-use assets	153,963		200,157		24,160
Other non-current assets	13,923		37,782		2,185
TOTAL ASSETS	1,580,421		3,389,742		248,003
Accrued expenses and other current liabilities	392,293		539,787		61,559
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB571,827 and RMB239,267 as of December 31, 2020 and 2021, respectively)	243,878		596,307		38,270	¥ 596,307	¥ 243,521
Operating lease liabilities, current	46,885		69,409		7,357
Total current liabilities	683,056		1,205,503		107,186
Operating lease liabilities, non-current	100,329		118,107		15,744
Deferred revenue and customer advances, non-current (including deferred revenue and customer advances, non-current of the consolidated VIEs without recourse to the Group of RMB1,982 and nil as of December 31, 2020 and 2021, respectively)			1,982
TOTAL LIABILITIES	783,385		1,325,592		$ 122,930
Net revenues	2,184,520	$ 342,799	1,294,371	406,245
Net (loss) income	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Net cash generated from (used in) operating activities	(1,506,692)	(236,433)	(522,988)	(631,288)
Net cash used in investing activities	(117,603)	(18,455)	(89,504)	(28,594)
Net cash generated from (used in) financing activities	952	$ 149	2,797,421	84,449
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	239,520		419,970
Restricted cash			170
Prepaid expenses and other current assets	115,333		175,002
Total current assets	354,853		595,142
Property and equipment, net	33,854		80,919
Right-of-use assets	89,853		110,939
Other non-current assets	8,138		30,475
Total non-current assets	131,845		222,333
TOTAL ASSETS	486,698		817,475
Accrued expenses and other current liabilities	93,115		213,481
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB571,827 and RMB239,267 as of December 31, 2020 and 2021, respectively)	239,267		571,827
Operating lease liabilities, current	29,113		46,835
Total current liabilities	361,495		832,143
Operating lease liabilities, non-current	57,906		56,427
Deferred revenue and customer advances, non-current (including deferred revenue and customer advances, non-current of the consolidated VIEs without recourse to the Group of RMB1,982 and nil as of December 31, 2020 and 2021, respectively)			1,982
Total non-current liabilities	57,906		58,409
TOTAL LIABILITIES	419,401		890,552
Net revenues	2,166,327		1,229,126	362,282
Net (loss) income	797,867		301,096	(99,973)
Net cash generated from (used in) operating activities	(137,607)		347,773	159,753
Net cash used in investing activities	(61,413)		(85,788)	(38,396)
Net cash generated from (used in) financing activities	¥ 18,400		¥ (9,000)	¥ 9,000